Fair Value Measurements of Financial Instruments - Effect on Fair Value of Derivative Liability and Possible Changes in Significant Unobservable Inputs (Details) - At fair value [member]
$ in Thousands
6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
As reported	$ 732
Expected date of the next equity financing three months later	711
Probability of Conversion [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Decrease in fair value measurement of liabilities	814
Increase in fair value measurement of liabilities	651
Credit-Adjusted Discount Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Decrease in fair value measurement of liabilities	716
Increase in fair value measurement of liabilities	$ 749